Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Cash flows from operating activities
Net (loss)/income	$ 325,218	$ 235,363	$ (1,220,276)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities
Depreciation of property and equipment	100,646	117,036	192,291
Amortization of intangible assets	6,093	5,583	1,933
Amortization of land use rights	81	84	205
Loss on disposal of property and equipment		2,167
Loss on deconsolidation of subsidiaries			79,609
Impairment loss from long-term investments	30,007	8,056	129,350
Impairment loss from other long-lived assets			435,662
Realized gain from disposal of long-term investments	(185)		(22,004)
Loss/(gain) from fair value change of investments	(19,025)	860	14,933
Share-based compensation expenses	122,458	89,788	132,968
Allowance for doubtful accounts	(612)	747	(81)
Loss from equity method investments	58,933	7,102	51,466
Deferred income taxes	(21,231)	(31,528)	89,565
Amortization of discounts and issuance costs of the unsecured senior notes		221	465
Gain from extinguishment of debt		(2,347)	(12,579)
Return on investment from an equity method investee	1,386
Changes in operating assets and liabilities
Accounts receivable	3,339	(3,870)	(8,113)
Inventory	(41,214)	(21,899)	1,820
Prepaid expenses and other current assets	(108,630)	(17,744)	42,144
Amounts due from related parties	(48)	14,243	(22,918)
Long-term deposits	(12,191)	5,006	23,007
Right-of-use assets	(223,101)	60,474	1,268,055
Accounts payable	37,793	44,048	(15,122)
Accrued expenses and other current liabilities	160,036	83,394	(315,830)
Income taxes payable	21,723	41,653	2,179
Amounts due to related parties	211	138	3,713
Deferred revenue	468,197	469,339	(925,048)
Operating lease liabilities	212,759	(136,906)	(1,207,847)
Net cash (used in)/provided by operating activities	1,122,643	971,008	(1,280,453)
Cash flows from investing activities
Purchase of term deposits	(981,153)	(1,236,849)	(360,633)
Proceeds from maturity of term deposits	801,626	1,031,420	307,722
Payments for short-term investments	(2,626,749)	(2,074,896)	(540,834)
Proceeds from maturity of short-term investments	2,013,408	2,397,622	2,040,999
Purchase of property and equipment	(249,393)	(143,045)	(150,738)
Proceeds from disposal of property and equipment	423	1,323	5,387
Payments for long-term investments	(77,892)	(13,597)	(82,082)
Proceeds from disposal of long-term investments	1,191		12,350
Business acquisitions, net of cash acquired of nil, US$5,065 and nil for the years ended May 31, 2022, 2023 and 2024, respectively (Note 3)		886
Prepayment for land use rights (Note 19)	(33,995)
Proceeds from disposal of land use rights		2,112	4,990
Loans provided to related parties	(1,388)	(2,387)	(41,226)
Repayment of loans provided to related parties			6,510
Deconsolidation of subsidiaries			(33,913)
Net cash provided by/(used in) investing activities	(1,153,922)	(37,411)	1,168,532
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share options	3,931	12,878	175
Cash paid for shares repurchase	(62,943)	(191,628)
Cash paid for employees' individual income taxes on withheld shares from exercise of NES	(16,721)	(2,174)	(7,956)
Payments made after business acquisitions		(17,179)
Repurchase of unsecured senior notes	(240)	(48,764)	(221,997)
Purchase of non-controlling interests	(84,465)
Other financing activities			(1,080)
Net cash used in financing activities	(160,438)	(246,867)	(230,858)
Effects of exchange rate changes	(24,606)	(75,830)	(94,821)
Net change in cash, cash equivalents and restricted cash	(216,323)	610,900	(437,600)
Cash, cash equivalents and restricted cash at beginning of year	1,805,427	1,194,527	1,632,127
Cash, cash equivalents and restricted cash at end of year	1,589,104	1,805,427	1,194,527
Supplement disclosure of cash flow information:
Income taxes paid	109,154	55,195	53,049
Interests paid	355	798	5,048
Non-cash investing and financing activities
Payable for investments and acquisitions	9,885	9,531	1,097
Payable for purchase of property and equipment	$ 36,136	$ 27,093	$ 27,240